Stock-Based Compensation and Warrant Units - Narrative (Details)				1 Months Ended	3 Months Ended				5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended			18 Months Ended
	May 20, 2022 USD ($) shares	Apr. 16, 2022 USD ($)	Apr. 30, 2021 tranche $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 24, 2022 USD ($) employee distribution_center $ / shares shares	Dec. 25, 2021 $ / shares	Sep. 25, 2021 $ / shares shares	Jun. 26, 2021 $ / shares	Jun. 06, 2022 $ / shares shares	Jun. 06, 2022 shares	Aug. 16, 2022 shares	Sep. 24, 2022 USD ($) distribution_center $ / shares shares	Sep. 25, 2021 USD ($) shares	Sep. 26, 2020 USD ($) shares	Mar. 27, 2021 $ / shares	Jun. 07, 2022 shares	Sep. 28, 2019 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense | $												$ 26,858,000	$ 11,600,000	$ 100,000
Fair value (in dollars per share) | $ / shares						$ 415.75	$ 407.19	$ 160.03	$ 451.81						$ 5.56
Provision for warrants | $		$ 24,400,000										$ 74,280,000	$ 26,999,000
Provision for warrants, step up | $		$ 700,000
Number of distribution centers | distribution_center					42							42
Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, vested (in shares)												267,281	446,741
Number of warrant tranches | tranche			6
Additional warrants per tranche (in shares)			44,000
Exercise price of warrants or rights (in dollars per share) | $ / shares			$ 389.03
Warrants, exercised (in shares)	267,281			446,741
Provision for transaction price reduction | $												$ 101,300,000
Cost not yet recognized, amount | $					$ 58,100,000							$ 58,100,000
Award vesting period												4 years 8 months 12 days
Vested and exercisable (in shares)					0							0
May 2022 Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value of warrants or rights (in dollars per share) | $ / shares					$ 224.45							$ 224.45
Exercise price of warrants or rights (in dollars per share) | $ / shares					$ 10							$ 10
June 2022 Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants authorized (in shares)					15,870,411							15,870,411				15,870,411
Warrants, vested (in shares)												15,870,411
Tranche One | Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding and issuable			6.50%	6.50%
Warrants, vested (in shares)			446,741
Weighted average grant date fair value of warrants or rights (in dollars per share) | $ / shares			$ 60.44
Warrants, exercised, value | $				$ 173,800,000
Tranche Two | Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding and issuable	10.00%		3.50%
Warrants, vested (in shares)			267,281
Warrants, exercised, value | $	$ 104,000,000
RSUs (service-based vesting conditions)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period												3 years
Granted (in shares)												13,784,743
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate intrinsic value, vested | $												$ 29,000,000
Granted (in dollars per share) | $ / shares												$ 15.81
Number of shares outstanding and unvested (in shares)					12,365,587		0					12,365,587	0
Aggregate intrinsic value outstanding and unvested | $					$ 130,300,000							$ 130,300,000
Weighted average remaining vesting period												2 years 3 months 3 days
Granted (in shares)												14,363,196
Restricted Stock Units (RSUs) | Legacy VAP Unit Holders
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)					2,350,795
Class C Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period												5 years
Number of shares outstanding and unvested (in shares)							428,571		428,571	428,571			428,571	428,571			428,571
Compensation expense | $												$ 100,000	$ 100,000	$ 100,000
Granted (in shares)										18,107			51,543	42,587
Value Appreciation Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period												5 years
Aggregate intrinsic value, vested | $												$ 24,400,000
Compensation expense | $												$ 13,200,000
Granted (in shares)											0	0	0	0
Number of employees | employee					20
Value Appreciation Units | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights, revenue threshold | $												$ 100,000,000
Class A Units | Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants authorized (in shares)			714,022
Class A Units | May 2022 Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants authorized (in shares)	258,972				258,972							258,972
Percentage of warrants, vested, maximum					3.60%							3.60%
Class A Units | Tranche One | Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercises (in shares)				446,741
Class A Units | Tranche Two | Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, vested (in shares)	267,281
Warrant exercises (in shares)	267,281
2022 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)					59,800,928							59,800,928
Expiration period												10 years
Legacy Plans
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of additional shares authorized (in shares)												8,500,000